LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM OPERATING COMMITMENTS
Summary of long-term commitments, related mainly to contracts for the purchase of electricity and fuel

Commitments	2026	2027	2028	2029	2030	After 2030
Sale of Energy	7,038,602	5,584,011	5,521,017	5,505,814	5,505,846	59,005,330
Energy purchase	2,652,329	2,540,445	2,021,558	1,690,966	1,693,667	9,101,425